Cover	Aug. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 14, 2025
Entity File Number	001-42506
Entity Registrant Name	Callan JMB Inc.
Entity Central Index Key	0002032545
Entity Tax Identification Number	99-0931141
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	244 Flightline Drive
Entity Address, City or Town	Spring Branch
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78070
City Area Code	(830)
Local Phone Number	438-0395
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CJMB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false